Business Combinations, 2020 Acquisitions (Details) - Asset Purchase Agreements with Six Oncology Practices [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) OncologyPractice
Asset Acquisitions [Abstract]
Number of oncology practices acquired | OncologyPractice	6
Percentage of assets acquired	100.00%
Purchase Consideration [Abstract]
Cash transferred upon closing	$ 435
Issuance of note payable	621
Non-cash settlement	654
Total consideration transferred	1,710
Net Assets Acquired [Abstract]
Inventories	834
Property and equipment	360
Prepaids	16
Total net assets acquired	1,210
Amount assigned to goodwill	$ 500